Shareholder Report, Holdings (Details) - C000246166 [Member]	May 31, 2024
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%